VESSELS AND CAPITALIZED DRY-DOCKING (Detail Textuals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 26.3	$ 28.9	$ 53.0	$ 57.2	$ 114.5
Impairment loss assets-held-for-sale			2.7
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs			55.1	62.1	67.5
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense			$ 0.5	$ 0.5	$ 1.1